Transaction and Reverse Recapitalization - Summary of Common Stock Issued and Outstanding (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	16,709,221	308,443
Common stock, shares outstanding	16,709,221	308,443
CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding	15,937,185
Ownership percentage	100.00%
Legacy Comera Stockholders | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	12,022,595
Ownership percentage	76.00%
OTR Public Stockholders | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding	677,987
Ownership percentage	4.00%
OTR Founders | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding	2,611,838
Ownership percentage	16.00%
Maxim Group LLC. | CLS Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding	624,765
Ownership percentage	4.00%